SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 28, 2011

(as Supplemented January 10, 2012)

Effective immediately, for the Diversified Fixed Income Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio in the sections titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for PineBridge Investments, LLC (“PineBridge”) the disclosure with respect to John Dunlevy is deleted in its entirety.

In the section titled “MANAGEMENT,” under the “Information about the Subadvisers — PineBridge Investments, LLC,” all reference to John Dunlevy is deleted in its entirety.

Dated: June 22, 2012

Version: Combined Master

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated July 28, 2011

(as Supplemented January 10, 2012)

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to PineBridge Investments, LLC, the disclosure with respect to John Dunlevy is deleted in its entirety.

Dated: June 22, 2012